Commitments and Related Party Transactions	12 Months Ended
Apr. 30, 2022
Commitments And Related Party Transactions [Abstract]
Commitments and Related Party Transactions
15.	Commitments and related party transactions

Except as disclosed elsewhere in these consolidated financial statements, the Company has the following commitments outstanding at April 30, 2022:

a)

The Company has a land rental commitment with respect to the land at the mine site, for $132 per year which is currently being renegotiated. The Company also has ongoing concession commitments on the mine site and exploration and evaluation assets of approximately $700 per year.

b)

The Company has management contracts to officers and directors totaling $600 and US$315 per year, payable monthly, expiring in April 2024 and US$400 per year until December 2023. The Company paid the following amounts to key management personnel, consisting of the chief executive officer, president, chief financial officer, the chief operating office and directors in the years:

For the year ended April 30,	2022	2021	2020
Management fees	$1,141	$1,012	$838
Legal fees - Professional Fees	18	13	23
Directors fees - Salaries	54	62	72
Total	$1,213	$1,087	$933

15.	Commitments and related party transactions – (cont’d)

The Company also accrued $87 (2021 - $167; 2020 - $21) for DSU’s for directors and $40 (2021 - $(7); 2020 - $17) for RSU’s which are not included above.